Label	Element	Value
Hodges Blue Chip Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Blue Chip Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”) seeks income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Blue Chip Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip Equity Income Fund’s performance.  During the most recent fiscal year, the Blue Chip Equity Income Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Blue Chip Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities.  The Fund invests primarily in the stocks of large capitalization companies. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  As of May 31, 2018, the market capitalization of companies in the S&P 500® Index ranged from $59 billion to $948 billion.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Blue Chip Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.  The Blue Chip Equity Income Fund may invest up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities, convertible and non-convertible debt securities, U.S. government securities and in money market funds. The Fund also may purchase put and call options on U.S. traded stocks, currencies or security indices.  From time to time, the Blue Chip Equity Income Fund may also engage in short sales transactions and may sell options purchased and write “covered” put and call options.  The Blue Chip Equity Income Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Fund expects to issue dividends from net investment income, if any, on a quarterly basis.  An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

The Advisor will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Blue Chip Equity Income Fund.  The following principal risks can affect the value of your investment:

·
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Advisor may fail to implement the Blue Chip Equity Income Fund’s investment strategies and meet its investment objective.

·
Short Sales Risk:  Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Depositary Receipts Risk:  Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

•
Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Blue Chip Equity Income Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options Risks:  Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Blue Chip Equity Income Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

·
Debt Security Risk:  When interest rates rise, prices of debt securities generally fall and when interest rates fall, prices of debt securities generally rise.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. In general, debt securities with longer maturities or durations are more sensitive to interest rate changes.

•
Convertible Security Risk:  As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

·
Preferred Stock Risk: Preferred stocks are equity securities that often pay dividends and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Blue Chip Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Blue Chip Equity Income Fund.  The bar chart below illustrates how shares of the Blue Chip Equity Income Fund’s total returns have varied from year to year.  The table below illustrates how the Blue Chip Equity Income Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.  Note that the Fund changed its investment strategy to mandate an 80% investment in large capitalization income producing equity securities, effective March 28, 2016.  Prior thereto, the Fund’s strategy did not mandate that level of investment in large capitalization income producing securities, and the Fund’s portfolio did not always maintain that level of investment in large capitalization income producing securities.  The performance shown below for periods prior to the change in the Fund’s investment strategy was achieved under the Fund’s former investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Blue Chip Equity Income Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Blue Chip Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Blue Chip Equity Income Fund Calendar Year Total Returns as of December 31 Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Blue Chip Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2018 was -0.51%.

Highest Quarterly Return:	4Q, 2013	12.30%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Blue Chip Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Hodges Blue Chip Equity Income Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2009
Hodges Blue Chip Equity Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,722
Annual Return 2010	rr_AnnualReturn2010	7.18%
Annual Return 2011	rr_AnnualReturn2011	0.08%
Annual Return 2012	rr_AnnualReturn2012	12.66%
Annual Return 2013	rr_AnnualReturn2013	40.21%
Annual Return 2014	rr_AnnualReturn2014	4.57%
Annual Return 2015	rr_AnnualReturn2015	4.55%
Annual Return 2016	rr_AnnualReturn2016	5.74%
Annual Return 2017	rr_AnnualReturn2017	24.79%
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2009
Hodges Blue Chip Equity Income Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.63%
Hodges Blue Chip Equity Income Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.60%

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Blue Chip Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2019. The agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.